BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property, plant and equipment for own use (Details)	12 Months Ended
Dec. 31, 2023
Rubber [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	35 years
African oil palm [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Gas pipelines
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	70 years
Bottom of range [member] | Office equipment [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Bottom of range [member] | Machinery [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Bottom of range [member] | Computer equipment [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Bottom of range [member] | Vehicles [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Bottom of range [member] | Bearer plants [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Top of range [member] | Office equipment [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Top of range [member] | Machinery [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Top of range [member] | Computer equipment [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	12 years
Top of range [member] | Vehicles [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Top of range [member] | Bearer plants [member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	35 years